Borrowing and onlending (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of borrowing and onlending

	12/31/2024	12/31/2023
Onlending obligations - Tesouro Funcafé (a)	104,400	81,838
Onlending obligations – CEF (b)	18,116	20,292
Onlending obligations – BNDES (c)	5,603	5,282
Others	805	—
Total	128,924	107,412

(a)    Refers to rural credit operations with Funcafé (at a fixed rate of 8% p.a.);
(b)    Refers to on-lending operations for real estate loans taken out with Caixa Econômica Federal (at rates of between 4.5% and 6% p.a.); and
(c)    Refers to Working Capital operations with BNDES (at a fixed rate of up to 6.87% p.a.).